Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 148,335	¥ 123,069
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	136,670	113,370
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	5,472	5,049
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	3,180	2,386
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 3,013	¥ 2,264